Redeemable Preferred Stock - Summary of Cumulative Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2014
Temporary Equity [Line Items]
Cumulative dividend accretion at December 31, 2013	$ (19,687,856)
Redeemable Preferred Stock Series C
Temporary Equity [Line Items]
Fair value per Series C share on November 13, 2014 (date of conversion)					166,683,790
Cash proceeds received, net of issuance costs	(64,341,539)	[1]
Cumulative dividend accretion at December 31, 2013	(12,672,925)
Preferred Stock dividend accretion	(7,014,643)		(4,380,274)	(4,315,396)
Loss to common shareholders	$ 82,654,683

[1]	Represents the cash proceeds received, net of issuance costs, by the company from Series C investors throughout the life of the security.